Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 15,855	$ 14,833	$ 13,425
Adjustments to reconcile net income to cash provided by operating activities
Depreciation	3,589	3,657	3,773
Amortization of intangibles	1,226	1,174	1,221
Stock-based compensation	697	629	558
Deferred taxes	1,212	1,294	1,773
Net (gain)/loss on asset sales and other	(342)	(801)	(395)
Change in operating assets and liabilities, net of acquisitions/divestitures
Receivables (including financing receivables)	(1,279)	(489)	2,131
Retirement related	(1,371)	(1,963)	(2,465)
Inventories	(163)	92	263
Other assets/other liabilities	(28)	949	319
Accounts payable	451	174	170
Net cash provided by operating activities	19,846	19,549	20,773
Cash flows from investing activities
Payments for property, plant and equipment	(4,108)	(4,185)	(3,447)
Proceeds from disposition of property, plant and equipment	608	770	330
Investment in software	(559)	(569)	(630)
Purchases of marketable securities and other investments	(1,594)	(6,129)	(5,604)
Proceeds from disposition of marketable securities and other investments	3,345	7,877	3,599
Non-operating finance receivables-net	(291)	(405)	(184)
Acquisition of businesses, net of cash acquired	(1,811)	(5,922)	(1,194)
Divestiture of businesses, net of cash transferred	14	55	400
Net cash used in investing activities	(4,396)	(8,507)	(6,729)
Cash flows from financing activities
Proceeds from new debt	9,996	8,055	6,683
Payments to settle debt	(8,947)	(6,522)	(13,495)
Short-term borrowings/(repayments) less than 90 days-net	1,321	817	(651)
Common stock repurchases	(15,046)	(15,375)	(7,429)
Common stock transactions - other	2,453	3,774	3,052
Cash dividends paid	(3,473)	(3,177)	(2,860)
Net cash used in financing activities	(13,696)	(12,429)	(14,700)
Effect of exchange rate changes on cash and cash equivalents	(493)	(135)	98
Net change in cash and cash equivalents	1,262	(1,522)	(558)
Cash and cash equivalents at January 1	10,661	12,183	12,741
Cash and cash equivalents at December 31	11,922	10,661	12,183
Supplemental data
Income taxes paid - net of refunds received	4,168	3,238	1,567
Interest paid on debt	956	951	1,240
Capital lease obligations	$ 39	$ 30	$ 15